Restructuring (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2024 facility	Sep. 30, 2022 facility	Dec. 31, 2024 USD ($) position facility	Dec. 31, 2023 USD ($) facility	Dec. 31, 2022 USD ($) facility
Restructuring
Total headcount | position			119
Restructuring			$ 3,800
Payment of severance				$ 3,500
Impairment and restructuring			$ 0	$ 1,328	$ 29,556
Number of leased facilities | facility	2	2	2	2	2
Other Restructuring Charges
Restructuring
Impairment and restructuring				$ 25,600
Other Restructuring Charges | ROU assets and related leasehold improvements
Restructuring
Impairment and restructuring			$ 1,300	16,300
Other Restructuring Charges | Software and Software Development Costs [Member]
Restructuring
Impairment and restructuring				1,100
Other Restructuring Charges | Goodwill [Member]
Restructuring
Impairment and restructuring				$ 8,200